Condensed Financial Information of the Parent Company (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows provided by (used in) operating activities
Net income (loss)	$ 25,807	$ (596)	$ (1,416)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
- Gain on disposal of subsidiary	0	(2,461)	0
- Share-based compensation	979	2,409	952
Changes in:
- Prepaid expenses and other receivables	(622)	(436)	434
- Accrued expenses and other payables	33,416	2,739	(298)
Net cash provided by (used in) operating activities	61,354	(15,364)	4,933
Cash flows provided by financing activities
- Proceeds from issuance of common stock, net of share issuance costs	1,264	315	732
- Proceeds from shares subscribed	428	0	18
Cash flows provided by (used in) investing activities
Increase (decrease) in cash and cash equivalents	0	(143)	(82)
Cash and cash equivalents, beginning of year	62,434	63,834	89,793
Cash and cash equivalents, end of year	114,415	62,434	63,834
Parent Company
Cash flows provided by (used in) operating activities
Net income (loss)	25,807	(596)	(1,416)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
- Gain on disposal of subsidiary	0	(2,338)	0
- Share-based compensation	119	293	202
- Equity in earnings of subsidiaries	(29,929)	(2,118)	(5,037)
Changes in:
- Amount due from subsidiaries	(602)	(171)	2,914
- Prepaid expenses and other receivables	(73)	(335)	(61)
- Amount due to subsidiaries	3,426	5,042	1,900
- Accrued expenses and other payables	887	390	82
Net cash provided by (used in) operating activities	(365)	167	(1,416)
Cash flows provided by financing activities
- Proceeds from issuance of common stock, net of share issuance costs	1,264	315	732
- Proceeds from shares subscribed	428	0	18
Net cash provided by financing activities	1,692	315	750
Cash flows provided by (used in) investing activities
Increase (decrease) in cash and cash equivalents	1,327	482	(666)
Cash and cash equivalents, beginning of year	813	331	997
Cash and cash equivalents, end of year	$ 2,140	$ 813	$ 331